Goodwill and other intangible assets - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	[1]	$ 16,039	$ 14,920
Cost
Disclosure of detailed information about intangible assets [line items]
Goodwill		17,557	16,117	$ 15,101
Additions		1,954	$ 1,546
Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,900
Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill		5,300
Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill		3,300
Marketing
Disclosure of detailed information about intangible assets [line items]
Additions		1,178
Renewables and Energy Solutions
Disclosure of detailed information about intangible assets [line items]
Additions		775
BG Group Plc | Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,945
BG Group Plc | Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill		5,294
BG Group Plc | Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill		$ 1,714

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.